Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 584	$ 508
Restricted cash and cash equivalents	120	146
Trade and other receivables, net	468	403
Inventories, net	113	110
Other current assets	114	141
Assets held for sale	4,765	816
Total current assets	6,165	2,123
Systems, equipment and other assets related to contracts, net	581	622
Property, plant and equipment, net	85	74
Operating lease right-of-use assets	102	103
Goodwill	2,650	2,678
Intangible assets, net	89	87
Other non-current assets	606	835
Assets held for sale	0	3,943
Total non-current assets	4,113	8,342
Total assets	10,278	10,465
Current liabilities:
Accounts payable	718	643
Current portion of long-term debt	208	0
Short-term borrowings	0	16
Other current liabilities	619	561
Liabilities held for sale	1,142	472
Total current liabilities	2,687	1,691
Long-term debt, less current portion	5,153	5,655
Deferred income taxes	170	178
Operating lease liabilities	83	88
Other non-current liabilities	125	129
Liabilities held for sale	0	771
Total non-current liabilities	5,530	6,821
Total liabilities	8,217	8,513
Commitments and contingencies
Shareholders’ equity
Common stock, par value $0.10 per share; 209 shares issued and 202 shares outstanding at December 31, 2024; 207 shares issued and 200 shares outstanding at December 31, 2023	21	21
Additional paid-in capital	1,931	2,065
Retained deficit	(660)	(1,008)
Treasury stock, at cost; 7 shares at December 31, 2024 and December 31, 2023	(156)	(156)
Accumulated other comprehensive income	516	521
Total IGT PLC’s shareholders’ equity	1,652	1,443
Non-controlling interests	409	510
Total shareholders’ equity	2,061	1,952
Total liabilities and shareholders’ equity	$ 10,278	$ 10,465